INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure of inventories

	December 31, 2017	December 31, 2016
Supplies	$57,195	$56,612
Stockpile	23,029	16,940
Work in process	21,129	27,649
Finished goods	27,028	25,417
	$128,381	$126,618